Statements of Changes in Shareholders' Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD USD ($)	Share premium ILS (₪)	Share premium USD USD ($)	Options ILS (₪)	Options USD USD ($)	Unrealized gain (loss) on available-for-sale financial assets ILS (₪)	Unrealized gain (loss) on available-for-sale financial assets USD USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD USD ($)	ILS (₪)	Total Equity USD USD ($)
Balance at Dec. 31, 2016	[1]		₪ 113,041		₪ 1,435		₪ 6		₪ (88,866)		₪ 25,616
Loss									(34,551)		(34,551)
Other comprehensive loss							(6)				(6)
Total comprehensive loss							(6)		(34,551)		(34,557)
Issuance of ordinary shares, net of issuance costs	[1]		55,692								55,692
Exercise of employees' options	[1]		18								18
Exercise of options	[1]		8,964								8,964
Expiration of options series 4			902		(902)
Expiration of options series 5			533		(533)
Share-based compensation			519								519
Balance at Dec. 31, 2017	[1]		179,669						(123,417)		56,252
Loss											(87,727)
Total comprehensive loss									(87,727)		(87,727)
Share-based compensation			260								260
Balance at Dec. 31, 2018	[1]		179,929						(211,144)		(31,215)
Loss											(109,194)
Total comprehensive loss									(109,194)		(109,194)
Issuance of ordinary shares, net of issuance costs			70,270								70,270
Exercise of options			1,402								1,402
Share-based compensation			3,684								3,684
Balance at Dec. 31, 2019	[1]		₪ 255,285	$ 73,867					₪ (320,338)	$ (92,690)	₪ (65,053)	$ (18,823)

[1]	Represents less than NIS\USD 1.